Salaries and other employee expenses (Details 2) - Restricted Stocks [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Aggregate Intrinsic value, Outstanding	$ 15.71
Aggregate Intrinsic value, Expected to vest	$ 15.71
Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning	42,178	25,162	50,805
Number of Shares, Granted	51,829	23,743	23,412
Number of Shares, Vested	(12,664)	(6,727)	(49,055)
Number of Shares, Outstanding at End	81,343	42,178	25,162
Number of Shares, Expected to vest	81,343
Weighted average grand date fair value Outstanding at beginning | $ / shares	$ 19.27	$ 24.86	$ 21.07
Weighted average grand date fair value, Granted | $ / shares	17.41	14.95	24.80
Weighted average grand date fair value, Vested | $ / shares	20.24	24.92	20.90
Weighted average grand date fair value, Outstanding at End | $ / shares	$ 17.93	$ 19.27	$ 24.86
Weighted average remaining contractual term, Outstanding	2 years 7 months 2 days
Weighted average grand date fair value, Expected to vest | $ / shares	$ 17.93
Weighted average remaining contractual term, Expected to vest	2 years 7 months 6 days